NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Allowance for Uncollectible Lease Payments Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
NET INVESTMENT IN DIRECT FINANCING LEASES
Allowance for uncollectible receivables at the beginning of year	$ 102,069,239	$ 85,225,257
(Reversal of Provision)for lease payment receivables	(192,136)	(10,626)
Provision for lease payment receivables	9,687,138	19,368,460
Effect of foreign currency translation	9,877,868	(2,513,852)
Allowance for uncollectible receivables at the end of year	121,442,109	102,069,239
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	121,412,692	101,862,247
Collectively evaluated for impairment	29,417	206,992
Ending balance	121,442,109	102,069,239
Minimum lease payments receivable
Individually evaluated for impairment	121,412,692	101,862,247
Collectively evaluated for impairment	6,415,200	20,699,228
Ending balance	$ 127,827,892	$ 122,561,475